                     UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];       Amendment Number:
                                                     -----
     This Amendment(Check only one):       [  ] is a restatement
                                           [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Macquarie Capital Investment Management (Australia) Limited
Address:    No. 1 Martin Place
            Sydney, NSW 2000
            Australia

Form 13F File Number:  28-13126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joe Flex
Title: Associate Director
Phone: 612 8237 6031

Signature, Place, and Date of Signing

/s/  Joe Flex         Sydney, Australia         May 11, 2010
-----------------     -----------------         ------------
     [Signature]        [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NO.  13F FILE #                 NAME
01   028-13120     Macquarie Group Limited